Goodwill and Other Intangible Assets (Other Intangible Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Intangible assets that have indefinite useful lives:
Trade names	¥ 80,844	¥ 74,489
Asset management contracts	154,014	141,352
Others	8,311	6,395
Indefinite-Lived Intangible Assets (Excluding Goodwill), Total	243,169	222,236
Intangible assets subject to amortization:
Software	99,315	89,714
Customer relationships	121,385	117,716
Others	89,028	73,866
Finite-Lived Intangible Assets, Gross, Total	309,728	281,296
Accumulated amortization	(113,797)	(107,481)
Net	195,931	173,815
Intangible Assets, Net (Excluding Goodwill), Total	¥ 439,100	¥ 396,051